UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10603

Western Asset Premier Bond Fund

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-(888) 777-0102

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET PREMIER BOND FUND

FORM N-Q

MARCH 31, 2017

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 110.3%
CONSUMER DISCRETIONARY - 18.9%
Auto Components - 1.1%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	1,410,000		$1,383,563	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	530,000		548,550	(a)

Total Auto Components					1,932,113

Automobiles - 2.5%
Daimler Finance NA LLC, Notes	8.500%	1/18/31	1,000,000		1,509,872
General Motors Co., Senior Notes	4.875%	10/2/23	500,000		533,456
General Motors Co., Senior Notes	6.600%	4/1/36	140,000		160,961
General Motors Co., Senior Notes	6.250%	10/2/43	1,750,000		1,927,343

Total Automobiles					4,131,632

Hotels, Restaurants & Leisure - 4.3%
Aramark Services Inc., Senior Notes	5.000%	4/1/25	270,000		278,100	(a)
Brinker International Inc., Senior Notes	5.000%	10/1/24	4,345,000		4,290,687	(a)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	220,000		230,285	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	750,000		759,150	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	350,000		353,500	(a)
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	260,000	GBP	293,414	(b)(c)
Scientific Games International Inc., Senior Secured Notes	7.000%	1/1/22	480,000		512,400	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	498,000		522,900	(a)

Total Hotels, Restaurants & Leisure					7,240,436

Media - 10.1%
21st Century Fox America Inc., Senior Debentures	8.875%	4/26/23	400,000		517,088
AMC Entertainment Holdings Inc., Senior Notes	6.125%	5/15/27	330,000		332,888	(a)
Carmike Cinemas Inc., Secured Notes	6.000%	6/15/23	260,000		274,300	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	500,000		527,266
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	1,270,000		1,341,968
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	420,000		477,436
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,130,000		2,452,346
Comcast Corp., Notes	7.050%	3/15/33	1,000,000		1,329,050
DISH DBS Corp., Senior Notes	7.750%	7/1/26	650,000		755,625
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	2,020,000		2,080,600	(a)
Time Warner Cable LLC, Debentures	7.300%	7/1/38	720,000		892,200
Time Warner Cable LLC, Senior Notes	5.850%	5/1/17	500,000		501,536
UPC Holding BV, Junior Secured Subordinated Notes	6.375%	9/15/22	1,820,000	EUR	2,039,120	(a)
Viacom Inc., Senior Notes	3.450%	10/4/26	1,200,000		1,141,388
Viacom Inc., Senior Notes	4.375%	3/15/43	820,000		710,753
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	820,000		832,300	(a)
Ziggo Secured Finance BV, Senior Secured Notes	5.500%	1/15/27	770,000		769,923	(a)

Total Media					16,975,787

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 0.9%
American Greetings Corp., Senior Notes	7.875%	2/15/25	730,000	$766,500	(a)
PetSmart Inc., Senior Notes	7.125%	3/15/23	300,000	285,000	(a)
ServiceMaster Co., LLC, Senior Notes	5.125%	11/15/24	460,000	471,500	(a)

Total Specialty Retail				1,523,000

TOTAL CONSUMER DISCRETIONARY				31,802,968

CONSUMER STAPLES - 5.6%
Beverages - 1.2%
Anheuser-Busch InBev Finance Inc., Senior Notes	4.700%	2/1/36	540,000	571,298
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	1,010,000	1,091,531
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	400,000	407,120	(a)

Total Beverages				2,069,949

Food & Staples Retailing - 2.0%
CVS Pass-Through Trust, Secured Bonds	5.789%	1/10/26	380,006	421,240	(a)
CVS Pass-Through Trust, Secured Notes	5.880%	1/10/28	402,498	451,313
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	405,927	456,290
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	399,054	474,607
CVS Pass-Through Trust, Secured Notes	7.507%	1/10/32	397,632	488,840	(a)
Kroger Co., Senior Notes	6.400%	8/15/17	1,090,000	1,109,312

Total Food & Staples Retailing				3,401,602

Food Products - 2.0%
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	440,000	413,487
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	670,000	683,400	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	430,000	438,600	(a)
Post Holdings Inc., Senior Notes	5.500%	3/1/25	690,000	693,450	(a)
Smithfield Foods Inc., Senior Notes	4.250%	2/1/27	60,000	60,706	(a)
WM Wrigley Jr. Co., Senior Notes	2.000%	10/20/17	1,000,000	1,002,516	(a)

Total Food Products				3,292,159

Household Products - 0.2%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	250,000	263,750

Tobacco - 0.2%
Reynolds American Inc., Senior Notes	5.850%	8/15/45	260,000	305,345

TOTAL CONSUMER STAPLES				9,332,805

ENERGY - 20.3%
Energy Equipment & Services - 0.6%
CGG, Senior Notes	6.500%	6/1/21	750,000	346,875
Ensco PLC, Senior Notes	4.700%	3/15/21	100,000	98,000
Pride International Inc., Senior Notes	7.875%	8/15/40	400,000	370,000
Transocean Inc., Senior Notes	9.000%	7/15/23	190,000	202,825	(a)

Total Energy Equipment & Services				1,017,700

Oil, Gas & Consumable Fuels - 19.7%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	570,000	723,895
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	500,000	534,877
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	1,000,000	943,294
Apache Corp., Senior Notes	4.250%	1/15/44	250,000	234,500
Berry Petroleum Co. Escrow	—	—	130,000	0	*(d)(e)(f)
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	410,000	414,903
Burlington Resources Finance Co., Senior Notes	7.400%	12/1/31	450,000	607,166
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	550,000	635,250	(a)
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	320,000	297,600
Chesapeake Energy Corp., Senior Notes	8.000%	1/15/25	230,000	230,000	(a)
Continental Resources Inc., Senior Notes	4.500%	4/15/23	500,000	486,560
Continental Resources Inc., Senior Notes	3.800%	6/1/24	120,000	111,600
Continental Resources Inc., Senior Notes	4.900%	6/1/44	500,000	430,000
Devon Energy Corp., Debentures	7.950%	4/15/32	310,000	402,108
Devon Energy Corp., Senior Notes	3.250%	5/15/22	500,000	495,317

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Ecopetrol SA, Senior Bonds	4.125%	1/16/25	510,000	$493,935
Ecopetrol SA, Senior Notes	5.875%	9/18/23	45,000	48,769
Ecopetrol SA, Senior Notes	5.375%	6/26/26	750,000	767,100
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,510,000	1,374,100
Enterprise Products Operating LLC, Senior Notes	4.050%	2/15/22	880,000	925,528
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	1,000,000	1,044,466
EOG Resources Inc., Senior Notes	3.150%	4/1/25	2,250,000	2,196,146
Exterran Energy Solutions LP/EES Finance Corp., Senior Notes	8.125%	5/1/25	320,000	326,400	(a)
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	190,000	236,994
Kinder Morgan Inc., Senior Bonds	5.550%	6/1/45	1,500,000	1,532,622
Magnum Hunter Resources Corp. Escrow	—	—	960,000	0	*(d)(e)(f)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	480,000	480,000	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	210,000	187,950	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	500,000	516,250	(a)
NGPL PipeCo LLC, Senior Secured Notes	7.768%	12/15/37	490,000	548,800	(a)
Noble Energy Inc., Senior Notes	5.250%	11/15/43	1,000,000	1,039,890
Oasis Petroleum Inc., Senior Notes	7.250%	2/1/19	370,000	366,300
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	520,000	521,300
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	340,000	345,950
Occidental Petroleum Corp., Senior Notes	3.500%	6/15/25	350,000	353,445
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	310,000	293,725
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	920,000	861,120
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	750,000	722,250
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	1,000,000	1,091,189	(a)
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	250,000	272,797	(b)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	350,000	378,000	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	440,000	479,512
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,850,000	1,933,873	(a)
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	380,000	352,450
Shelf Drilling Holdings Ltd., Secured Notes	9.500%	11/2/20	90,000	84,150	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.125%	2/1/25	460,000	473,800	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	490,000	507,150	(a)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.125%	10/15/21	1,000,000	1,046,250
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,284,043
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,000,000	1,007,500	(a)
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	480,000	478,800
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	200,000	199,000
Williams Cos. Inc., Debentures	7.500%	1/15/31	443,000	516,095
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	60,000	60,450
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	39,000	49,238
WPX Energy Inc., Senior Notes	7.500%	8/1/20	160,000	169,600
WPX Energy Inc., Senior Notes	8.250%	8/1/23	210,000	233,625
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	720,000	788,897	(a)

Total Oil, Gas & Consumable Fuels				33,136,529

TOTAL ENERGY				34,154,229

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 24.8%
Banks - 15.2%
Bank of America Corp., Senior Notes	5.000%	5/13/21	1,100,000		$1,194,351
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,700,000		1,726,216
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	610,000		764,964	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,750,000		3,007,675
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	510,000		524,025	(a)(c)(g)
BPCE SA, Subordinated Notes	5.150%	7/21/24	1,000,000		1,027,055	(a)
Capital One N.A., Senior Notes	1.500%	3/22/18	1,810,000		1,805,674
CIT Group Inc., Senior Notes	5.000%	8/15/22	250,000		261,717
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	500,000		503,631
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	200,000		218,652
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	500,000		506,021
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,000,000		1,218,225
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	500,000		527,083
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	1,080,000		1,150,200	(a)(c)(g)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	700,000		733,053	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	490,000		474,857	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	3,300,000		3,441,240	(c)(g)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	500,000		526,781
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	400,000		403,286
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	1,000,000		1,026,200
Royal Bank of Scotland Group PLC, Junior Subordinated Notes	8.625%	8/15/21	450,000		469,125	(c)(g)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	150,000		158,551
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	1,330,000		1,344,904
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	140,000		163,385
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,000,000		1,018,686	(a)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	510,000		531,400	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	300,000		309,339	(a)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	500,000		519,572

Total Banks					25,555,868

Capital Markets - 4.2%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	1,500,000		1,526,301
Goldman Sachs Group Inc., Senior Notes	6.150%	4/1/18	1,000,000		1,041,780
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	800,000		877,533
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	500,000		488,808
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,000,000		1,233,938
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	1,850,000		1,876,509	(a)

Total Capital Markets					7,044,869

Consumer Finance - 0.4%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	282,000		316,545
FirstCash Inc., Senior Notes	6.750%	4/1/21	330,000		344,025

Total Consumer Finance					660,570

Diversified Financial Services - 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	230,000		242,615
Ahold Lease USA Inc., Pass-Through Certificates	8.620%	1/2/25	686,921		806,435
CPUK Finance Ltd., Senior Secured Notes	7.239%	2/28/24	1,000,000	GBP	1,652,092	(b)
GE Capital International Funding Co., Unlimited Co., Senior Notes	2.342%	11/15/20	373,000		374,614
GE Capital International Funding Co., Unlimited Co., Senior Notes	3.373%	11/15/25	500,000		513,128
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	80,000		86,199
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	1,200,000		1,336,654
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	400,000		427,499	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	650,000		676,000	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,180,000		1,227,200	(a)

Total Diversified Financial Services					7,342,436

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.6%
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	330,000	$274,725
Metlife Inc., Junior Subordinated Notes	10.750%	8/1/39	500,000	772,500

Total Insurance				1,047,225

TOTAL FINANCIALS				41,650,968

HEALTH CARE - 4.4%
Biotechnology - 0.4%
Celgene Corp., Senior Notes	5.000%	8/15/45	250,000	261,679
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	390,000	397,797

Total Biotechnology				659,476

Health Care Providers & Services - 2.7%
Centene Corp., Senior Notes	5.625%	2/15/21	280,000	293,048
Centene Corp., Senior Notes	6.125%	2/15/24	220,000	236,225
Centene Corp., Senior Notes	4.750%	1/15/25	1,060,000	1,065,968
DaVita Inc., Senior Notes	5.750%	8/15/22	270,000	279,450
DaVita Inc., Senior Notes	5.125%	7/15/24	220,000	222,200
DaVita Inc., Senior Notes	5.000%	5/1/25	860,000	862,150
HCA Inc., Senior Secured Bonds	4.500%	2/15/27	1,000,000	1,000,000
HCA Inc., Senior Secured Notes	5.250%	6/15/26	280,000	294,700
Humana Inc., Senior Notes	3.950%	3/15/27	290,000	296,520

Total Health Care Providers & Services				4,550,261

Pharmaceuticals - 1.3%
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	570,000	572,440
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	630,000	570,150	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	680,000	523,600	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	6.500%	3/15/22	180,000	185,175	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	7.000%	3/15/24	290,000	297,613	(a)

Total Pharmaceuticals				2,148,978

TOTAL HEALTH CARE				7,358,715

INDUSTRIALS - 9.3%
Aerospace & Defense - 1.0%
Boeing Co., Notes	6.125%	2/15/33	600,000	766,867
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	370,000	368,150	(a)
Hexcel Corp., Senior Notes	3.950%	2/15/27	500,000	506,106

Total Aerospace & Defense				1,641,123

Airlines - 3.1%
Air 2 U.S., Notes	8.027%	10/1/19	497,905	514,087	(a)
America West Airlines Inc., Pass-Through Certificates, Ambac Assurance Corp.	8.057%	7/2/20	899,287	1,007,202
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	34,932	35,281	(f)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.820%	5/1/18	226,875	232,547	(f)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	492,314	523,083
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	8.048%	11/1/20	270,688	296,403
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	157,033	165,670
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	89,316	102,267
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	149,045	155,006

U.S. Airways, Pass-Through Certificates, Senior Secured Bonds	6.850%	1/30/18	357,397	364,545
U.S. Airways, Pass-Through Certificates, Senior Secured Bonds	7.125%	10/22/23	1,392,039	1,607,805
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.750%	4/11/22	301,300	307,326

Total Airlines				5,311,222

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - 0.3%
Standard Industries Inc., Senior Notes	5.125%	2/15/21	230,000	$239,200	(a)
Standard Industries Inc., Senior Notes	5.500%	2/15/23	330,000	337,425	(a)

Total Building Products				576,625

Commercial Services & Supplies - 1.2%
ACCO Brands Corp., Senior Notes	5.250%	12/15/24	400,000	402,000	(a)
Covanta Holding Corp., Senior Notes	5.875%	7/1/25	500,000	500,937
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	440,000	444,400
West Corp., Senior Notes	5.375%	7/15/22	670,000	658,275	(a)

Total Commercial Services & Supplies				2,005,612

Construction & Engineering - 0.2%
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	350,000	351,750	(a)

Industrial Conglomerates - 0.4%
General Electric Co., Subordinated Notes	5.300%	2/11/21	623,000	689,868

Machinery - 1.1%
Allison Transmission Inc., Senior Bonds	5.000%	10/1/24	1,150,000	1,161,500	(a)
Terex Corp., Senior Notes	5.625%	2/1/25	620,000	629,300	(a)

Total Machinery				1,790,800

Professional Services - 0.6%
IHS Markit Ltd., Senior Notes	5.000%	11/1/22	1,000,000	1,047,500	(a)

Road & Rail - 0.4%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	680,000	615,400	(a)

Trading Companies & Distributors - 0.4%
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	630,000	660,713

Transportation - 0.6%
Mexico City Airport Trust, Senior Secured Bonds	5.500%	10/31/46	1,000,000	984,700	(a)

TOTAL INDUSTRIALS				15,675,313

INFORMATION TECHNOLOGY - 4.8%
Communications Equipment - 1.2%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	370,000	369,426	(a)
Harris Corp., Senior Notes	5.054%	4/27/45	1,500,000	1,641,216

Total Communications Equipment				2,010,642

Electronic Equipment, Instruments & Components - 0.2%
CDW LLC/CDW Finance Corp., Senior Notes	5.000%	9/1/25	420,000	428,400

IT Services - 0.4%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	110,000	55,000	(a)
HP Enterprise Services LLC, Notes	7.450%	10/15/29	500,000	601,721

Total IT Services				656,721

Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices Inc., Senior Notes	2.500%	12/5/21	490,000	485,304

Software - 0.5%
Microsoft Corp., Senior Notes	2.875%	2/6/24	800,000	805,140

Technology Hardware, Storage & Peripherals - 2.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Notes	5.875%	6/15/21	550,000	578,233	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Notes	7.125%	6/15/24	320,000	353,753	(a)

Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	4.420%	6/15/21	1,300,000	1,359,468	(a)
Seagate HDD Cayman, Senior Bonds	4.750%	1/1/25	1,220,000	1,194,838
Seagate HDD Cayman, Senior Bonds	4.875%	6/1/27	260,000	243,409

Total Technology Hardware, Storage & Peripherals				3,729,701

TOTAL INFORMATION TECHNOLOGY				8,115,908

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 6.8%
Chemicals - 1.1%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	920,000	$975,660	(b)
Braskem Finance Ltd., Senior Notes	5.375%	5/2/22	230,000	239,315	(a)
Valvoline Inc., Senior Notes	5.500%	7/15/24	550,000	577,500	(a)

Total Chemicals				1,792,475

Construction Materials - 0.3%
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	420,000	434,700	(a)

Containers & Packaging - 0.0%
Pactiv LLC, Senior Notes	7.950%	12/15/25	50,000	54,250

Metals & Mining - 5.4%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	300,000	321,750	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	560,000	610,400	(a)
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	450,000	453,375	(a)
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	210,000	212,100	(a)
ArcelorMittal SA, Senior Notes	7.750%	10/15/39	430,000	488,050
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	800,000	857,781
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	330,000	333,713	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	500,000	503,750	(a)
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	230,000	228,275
Freeport-McMoRan Inc., Senior Notes	6.500%	11/15/20	579,000	592,027	(a)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	630,000	650,475	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	210,000	177,713
HudBay Minerals Inc., Senior Notes	7.625%	1/15/25	390,000	423,150	(a)
Teck Resources Ltd., Senior Notes	8.000%	6/1/21	400,000	438,000	(a)
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	470,000	542,262	(a)
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	210,000	217,875
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	940,000	1,005,236
Vale SA, Senior Notes	5.625%	9/11/42	1,090,000	1,029,832

Total Metals & Mining				9,085,764

TOTAL MATERIALS				11,367,189

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Care Capital Properties LP, Senior Notes	5.125%	8/15/26	250,000	247,298
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	260,000	279,500
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	210,000	206,850

TOTAL REAL ESTATE				733,648

TELECOMMUNICATION SERVICES - 13.2%
Diversified Telecommunication Services - 9.3%
AT&T Inc., Senior Notes	2.800%	2/17/21	500,000	501,485
AT&T Inc., Senior Notes	4.250%	3/1/27	500,000	505,539
AT&T Inc., Senior Notes	5.350%	9/1/40	17,000	17,467
AT&T Inc., Senior Notes	4.550%	3/9/49	176,000	156,904
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	470,000	482,337	(a)
Intelsat Jackson Holdings SA, Senior Notes	7.250%	4/1/19	1,000,000	953,750
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	530,000	548,550
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	400,000	128,000	*(a)(h)
Orange SA, Notes	9.000%	3/1/31	600,000	883,414

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
Qwest Corp., Senior Notes	6.750%	12/1/21	1,500,000	$1,644,372
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	3,350,000	3,387,687	(a)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	2,000,000	2,154,280
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,680,000	1,849,005
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	1,240,000	1,261,007
Windstream Services LLC, Senior Notes	7.750%	10/15/20	830,000	842,450
Windstream Services LLC, Senior Notes	7.750%	10/1/21	50,000	49,250
Windstream Services LLC, Senior Notes	6.375%	8/1/23	250,000	221,875

Total Diversified Telecommunication Services				15,587,372

Wireless Telecommunication Services - 3.9%
CSC Holdings LLC, Senior Notes	10.125%	1/15/23	200,000	232,000	(a)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	610,000	663,375	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	240,000	288,600	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	420,000	443,625
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	30,000	36,075
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	500,000	544,375	(a)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	260,000	279,175
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	280,000	351,400
Sprint Corp., Senior Notes	7.875%	9/15/23	760,000	841,700
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	2,290,000	2,284,275	(a)
VimpelCom Holdings BV, Senior Notes	5.950%	2/13/23	570,000	607,050	(a)

Total Wireless Telecommunication Services				6,571,650

TOTAL TELECOMMUNICATION SERVICES				22,159,022

UTILITIES - 1.8%
Electric Utilities - 1.8%
FirstEnergy Corp., Notes	7.375%	11/15/31	1,770,000	2,306,921
Pampa Energia SA, Senior Notes	7.500%	1/24/27	670,000	678,542	(a)

Total Electric Utilities				2,985,463

Gas Utilities - 0.0%
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	20,000	26,676

TOTAL UTILITIES				3,012,139

TOTAL CORPORATE BONDS & NOTES (Cost - $174,462,216)				185,362,904

ASSET-BACKED SECURITIES - 7.7%
AAA Trust, 2005-1A 1A3B	1.392%	2/27/35	459,035	423,459	(a)(c)(f)
ACE Securities Corp., 2005-WF1 M1	1.612%	5/25/35	178,839	178,253	(c)
Argent Securities Inc., 2003-W3 M1	2.107%	9/25/33	32,125	28,779	(c)
Bank of America Manufactured Housing Contract Trust, 1997-2M	6.900%	4/10/28	4,085	4,097	(c)
Bayview Financial Asset Trust, 2007-SR1A M1	1.782%	3/25/37	751,848	639,973	(a)(c)
Bayview Financial Asset Trust, 2007-SR1A M3	2.132%	3/25/37	285,184	240,410	(a)(c)
Bayview Financial Asset Trust, 2007-SR1A M4	2.482%	3/25/37	77,777	62,518	(a)(c)
Bear Stearns Asset-Backed Securities Trust, 2006-SD3 1P0, STRIPS, PO	0.000%	8/25/36	381,067	273,855
Conseco Financial Corp., 1993-1 B	8.450%	4/15/18	4,058	558

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Contimortgage Home Equity Trust, 1997-4 B1F	7.330%	10/15/28	103,174	$115,263	(c)
Countrywide Asset-Backed Certificates, 2004-3 3A3	1.742%	8/25/34	126,967	124,491	(c)
Countrywide Asset-Backed Certificates, 2007-13 2A1	1.882%	10/25/47	602,364	550,718	(c)
Countrywide Asset-Backed Certificates, 2007-SEA2 1A1	1.982%	8/25/47	20,489	18,760	(a)(c)
Credit Suisse First Boston Mortgage Securities Corp., 2004-CF2 2A1	1.452%	5/25/44	11,666	11,625	(a)(c)
EMC Mortgage Loan Trust, 2003-B A1	1.328%	11/25/41	14,053	13,455	(a)(c)
Firstfed Corp. Manufactured Housing Contract, 1996-1 B	8.060%	10/15/22	177,679	73,346	(a)
Green Tree Home Improvement Loan Trust, 1996-D HIB2	8.000%	9/15/27	7,238	7,237
Greenpoint Manufactured Housing, 1999-2 A2	4.412%	3/18/29	525,000	487,920	(c)
Greenpoint Manufactured Housing, 1999-3 2A2	4.890%	6/19/29	325,000	300,235	(c)(f)
Greenpoint Manufactured Housing, 1999-4 A2	4.412%	2/20/30	300,000	273,240	(c)(f)
Greenpoint Manufactured Housing, 2001-2 IA2	4.358%	2/20/32	250,000	227,032	(c)
Greenpoint Manufactured Housing, 2001-2 IIA2	4.391%	3/13/32	425,000	384,296	(c)
GSAA Home Equity Trust, 2004-8 A3A	1.722%	9/25/34	76,192	75,217	(c)
GSAA Home Equity Trust, 2006-19 A3A	1.222%	12/25/36	509,757	276,310	(c)
GSAMP Trust, 2003-SEA2 A1	4.422%	7/25/33	947,464	936,303
GSRPM Mortgage Loan Trust, 2006-1 A1	1.282%	3/25/35	50,159	49,387	(a)(c)
Indymac Manufactured Housing Contract, 1997-1 A5	6.970%	2/25/28	88,800	90,401
Morgan Stanley Capital Inc., 2003-NC9 M	2.107%	9/25/33	770,491	754,342	(c)
Morgan Stanley Capital Inc., 2003-SD1 A1	1.982%	3/25/33	11,435	10,871	(c)
Morgan Stanley Capital Inc., 2004-HE7 M1	1.882%	8/25/34	1,539,471	1,468,287	(c)
New Century Home Equity Loan Trust, 2004-3 M1	1.912%	11/25/34	1,480,740	1,401,983	(c)
Oakwood Mortgage Investors Inc., 2002-B A3	6.060%	6/15/32	123,579	127,531	(c)
Origen Manufactured Housing Contract Trust, 2006-A A2	2.562%	10/15/37	1,450,170	1,288,560	(c)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.575%	4/15/37	1,635,026	1,503,904	(c)
Park Place Securities Inc., 2004-WHQ2 M2	1.927%	2/25/35	104,898	105,051	(c)
Renaissance Home Equity Loan Trust, 2004-2 AF4	5.392%	7/25/34	112,915	113,241
Residential Asset Securities Corp., 2003-KS8 AI6	4.830%	10/25/33	37,074	36,828	(c)
Settlement Fee Finance LLC, 2004-1A A	9.100%	7/25/34	177,391	180,623	(a)
Structured Asset Securities Corp., 2006-GEL3 A2	1.212%	7/25/36	32,023	32,017	(a)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $11,120,585)				12,890,376

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.4%
American Home Mortgage Investment Trust, 2007-A 4A	1.882%	7/25/46	545,441	202,729	(a)(c)
Banc of America Funding Corp., 2004-B 6A1	2.032%	12/20/34	227,491	159,174	(c)
BCAP LLC Trust, 2009-RR12 2A1	1.370%	3/26/35	1,118,697	1,098,379	(a)(c)
BCAP LLC Trust, 2009-RR12 2A2	1.370%	3/26/35	1,792,147	1,251,041	(a)(c)
Bear Stearns Alt-A Trust, 2004-03 A1	1.622%	4/25/34	220,276	210,967	(c)
Bear Stearns Asset-Backed Securities Trust, 2002-AC1 B4	7.000%	1/25/32	225,434	2	(a)
Chevy Chase Mortgage Funding Corp., 2004-4A A1	1.008%	10/25/35	967,155	895,272	(a)(c)
Countrywide Home Loans, 2005-7 1A1	1.522%	3/25/35	599,475	549,035	(c)
HarborView Mortgage Loan Trust, 2004-08 3A2	1.778%	11/19/34	94,254	72,254	(c)
HarborView Mortgage Loan Trust, 2004-10 4A	3.353%	1/19/35	144,835	142,425	(c)
Impac CMB Trust, 2005-2 2A2	1.782%	4/25/35	71,226	66,037	(c)
Impac CMB Trust, 2A-10	1.622%	3/25/35	189,245	172,023	(c)
Indymac Manufactured Housing Contract, 1998-2 A2	6.170%	8/25/29	27,810	28,024
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.399%	6/15/36	231,670	642	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Merit Securities Corp., 11PA 3A1	1.603%	4/28/27	73,913	$66,882	(a)(c)
Merit Securities Corp., 11PA B3	3.233%	9/28/32	634,197	528,526	(a)(c)
Metropolitan Asset Funding Inc., 1998-BI B1	8.000%	11/20/24	362,388	334,446	(c)
Prime Mortgage Trust, 2005-2 2XB, STRIPS, IO	1.743%	10/25/32	1,875,679	89,724	(c)
Prime Mortgage Trust, 2005-5 1X, STRIPS, IO	1.023%	7/25/34	3,750,074	151,722	(c)
Prime Mortgage Trust, 2005-5 1XB, STRIPS, IO	1.155%	7/25/34	255,265	2,378	(c)
Regal Trust IV, 1999-1 A	2.116%	9/29/31	15,280	14,248	(a)(c)
Residential Asset Mortgage Products Inc., 2005-SL2 AP0, STRIPS, PO	0.000%	2/25/32	8,703	8,196
Sequoia Mortgage Trust, 2003-2 A2	1.955%	6/20/33	17,691	17,184	(c)
Sequoia Mortgage Trust, 2004-10 A1A	1.598%	11/20/34	13,827	12,970	(c)
Sequoia Mortgage Trust, 2004-12 A1	1.518%	1/20/35	146,336	133,404	(c)
Structured Asset Securities Corp., 1998-RF2 A	5.624%	7/15/27	175,034	170,305	(a)(c)
Structured Asset Securities Corp., 2002-9 A2	1.582%	10/25/27	299,153	292,382	(c)
Structured Asset Securities Corp., 2003-9A 2A2	3.159%	3/25/33	101,153	100,379	(c)
Structured Asset Securities Corp., 2004-NP1 A	1.782%	9/25/33	37,719	37,401	*(a)(c)(h)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR06 A	1.402%	5/25/44	302,297	285,997	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR12 A2A	1.372%	10/25/44	236,119	228,323	(c)
Washington Mutual Inc., MSC Pass-Through Certificates, 2004-RA1 2A	7.000%	3/25/34	10,546	11,454

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $6,234,704)				7,333,925

CONVERTIBLE BONDS & NOTES - 0.5%
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.1%
WebMD Health Corp., Notes	2.625%	6/15/23	210,000	199,369	(a)

Semiconductors & Semiconductor Equipment - 0.4%
Microchip Technology Inc., Junior Subordinated Notes	2.250%	2/15/37	170,000	172,763	(a)
Microchip Technology Inc., Senior Subordinated Notes	1.625%	2/15/27	300,000	303,937	(a)
ON Semiconductor Corp., Senior Notes	1.625%	10/15/23	220,000	228,112	(a)

Total Semiconductors & Semiconductor Equipment				704,812

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $891,023)				904,181

MORTGAGE-BACKED SECURITIES - 0.1%
FNMA - 0.1%
Federal National Mortgage Association (FNMA), Whole Loan (Cost - $146,246)	6.500%	8/25/44	144,366	166,008

SENIOR LOANS - 0.8%
CONSUMER DISCRETIONARY - 0.3%
Specialty Retail - 0.3%
PetSmart Inc., Term Loan B2	—	3/11/22	570,000	544,350	(i)

ENERGY - 0.2%
Energy Equipment & Services - 0.1%
Hercules Offshore Inc., (wind-down lender claim)	—	—	219,826	175,861	*(f)

Oil, Gas & Consumable Fuels - 0.1%
Magnum Hunter Resources Inc., Exit Term Loan	8.000%	5/6/19	106,306	106,306	(e)(f)(j)(k)

TOTAL ENERGY				282,167

UTILITIES - 0.3%
Electric Utilities - 0.3%
Panda Temple II Power LLC, New Term Loan B	7.250%	4/3/19	128,148	111,009	(j)(k)
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	426,700	356,294	(f)(j)(k)

TOTAL UTILITIES				467,303

TOTAL SENIOR LOANS (Cost - $1,425,123)				1,293,820

SOVEREIGN BONDS - 4.1%
Argentina - 0.9%
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	500,000	554,375	(a)
Republic of Argentina, Senior Notes	6.875%	4/22/21	340,000	365,160	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	210,000	223,230	(a)
Republic of Argentina, Senior Notes	7.125%	7/6/36	300,000	290,400	(a)

Total Argentina				1,433,165

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Colombia - 0.8%
Republic of Colombia, Senior Bonds	4.000%	2/26/24	1,250,000		$1,286,250

Peru - 0.8%
Republic of Peru, Senior Bonds	4.125%	8/25/27	1,250,000		1,343,750

Poland - 1.3%
Republic of Poland, Bonds	4.000%	10/25/23	8,440,000	PLN	2,243,601

Russia - 0.3%
Russian Federal Bond, Bonds	7.050%	1/19/28	34,870,000	RUB	581,961

TOTAL SOVEREIGN BONDS (Cost - $7,287,235)					6,888,727

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.3%
U.S. Government Obligations - 3.3%
U.S. Treasury Notes	1.125%	8/31/21	1,750,000		1,695,381
U.S. Treasury Notes	1.125%	9/30/21	250,000		241,865
U.S. Treasury Notes	2.125%	6/30/22	2,240,000		2,255,487
U.S. Treasury Notes	2.000%	11/30/22	1,370,000		1,364,916

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $5,535,223)					5,557,649

			SHARES
COMMON STOCKS - 0.4%
ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc. (Escrow)			16,942		4,778	*(e)(f)

Oil, Gas & Consumable Fuels - 0.4%
Berry Petroleum Co.			5,092		58,558	*(e)(f)
Magnum Hunter Resources Corp.			52,812		586,213	*(e)(f)

Total Oil, Gas & Consumable Fuels					644,771

TOTAL ENERGY					649,549

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Physiotherapy Associates Holdings Inc. (Escrow)			1,900		23,921	*(e)(f)

INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer HoldCo, S.C.A.			4,654		14,148	*(e)(f)

TOTAL COMMON STOCKS (Cost - $2,049,920)					687,618

CONVERTIBLE PREFERRED STOCKS - 1.0%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Berry Petroleum Co.	6.000%		5,554		74,979	(l)
Berry Petroleum Co.	6.000%		84		1,134	(l)(m)
Sanchez Energy Corp.	6.500%		12,700		450,088

TOTAL ENERGY					526,201

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	SHARES	VALUE
HEALTH CARE - 0.7%
Pharmaceuticals - 0.7%
Allergan PLC	5.500%	1,318	$1,120,010

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $1,672,114)			1,646,211

PREFERRED STOCKS - 1.3%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc.	8.250%	5,425	136,037	*

FINANCIALS - 1.2%
Diversified Financial Services - 1.2%
Citigroup Capital XIII	7.409%	75,725	2,018,071	(c)
Corporate-Backed Trust Certificates, Series 2001-8, Class A-1	7.375%	33,900	4	*(e)(f)(h)

TOTAL FINANCIALS			2,018,075

INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer Tracking Preferred Equity Certificates	8.000%	2,068,500	20,685	*(e)(f)

TOTAL PREFERRED STOCKS (Cost - $2,287,772)			2,174,797

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $213,112,161)			224,906,216

SHORT-TERM INVESTMENTS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $24,744)	0.634%	24,744	24,744

TOTAL INVESTMENTS** - 133.9% (Cost - $213,136,905#)			224,930,960
Liabilities in Excess of Other Assets - (33.9)%			(56,955,295)

TOTAL NET ASSETS - 100.0%			$167,975,665

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

**	The entire portfolio is subject to lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Value is less than $1.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(f)	Security is valued using significant unobservable inputs.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	The coupon payment on these securities is currently in default as of March 31, 2017.

(i)	All or a portion of this loan is unfunded as of March 31, 2017. The interest rate for fully unfunded term loans is to be determined.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(m)	Restricted security (See Note 3).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

EUR	— Euro
GBP	— British Pound
IO	— Interest Only
PLN	— Polish Zloty
PO	— Principal Only
RUB	— Russian Ruble
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

At March 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,642,000	USD	1,777,498	Barclays Bank PLC	4/20/17	$(24,568)
USD	301,217	GBP	240,000	Barclays Bank PLC	4/20/17	409
USD	1,750,372	EUR	1,642,000	Citibank N.A.	4/20/17	(2,558)
USD	1,613,227	GBP	1,287,200	UBS AG	4/20/17	(106)

Total						$(26,823)

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund commenced investment operations on March 28, 2002.

The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$34,154,229	$0	*	$34,154,229
Industrials	—	15,407,485	267,828		15,675,313
Other Corporate Bonds & Notes	—	135,533,362	—		135,533,362
Asset-Backed Securities	—	11,893,442	996,934		12,890,376
Collateralized Mortgage Obligations	—	7,333,925	—		7,333,925
Convertible Bonds & Notes	—	904,181	—		904,181
Mortgage-Backed Securities	—	166,008	—		166,008
Senior Loans:
Consumer Discretionary	—	544,350	—		544,350
Energy	—	—	282,167		282,167
Utilities	—	111,009	356,294		467,303
Sovereign Bonds	—	6,888,727	—		6,888,727
U.S. Government & Agency Obligations	—	5,557,649	—		5,557,649
Common Stocks:
Energy	—	—	649,549		649,549
Health Care	—	—	23,921		23,921
Industrials	—	—	14,148		14,148
Convertible Preferred Stocks:
Energy	$76,113	450,088	—		526,201
Health Care	1,120,010	—	—		1,120,010
Preferred Stocks:
Energy	136,037	—	—		136,037
Financials	2,018,071	—	4		2,018,075
Industrials	—	—	20,685		20,685

Total Long-Term Investments	$3,350,231	$218,944,455	$2,611,530		$224,906,216

Short-Term Investments†	24,744	—	—		24,744

Total Investments	$3,374,975	$218,944,455	$2,611,530		$224,930,960

Other assets	—	—	7,743		7,743
Other Financial Instruments:
Forward Foreign Currency Contracts	—	409	—		409

Total	$3,374,975	$218,944,864	$2,619,273		$224,939,112

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$27,232	—	$27,232

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES				SENIOR LOANS
INVESTMENTS IN SECURITIES	ENERGY		INDUSTRIALS	ASSET- BACKED SECURITIES	ENERGY	UTILITIES
Balance as of December 31, 2016	$0	*	$627,158	$989,147	$498,057	$369,666
Accrued premiums/discounts	—		(149)	3,391	(2,001)	270
Realized gain (loss)	—		19	702	(18,648)	—
Change in unrealized appreciation (depreciation)(1)	—		(6,535)	6,392	(15,927)	(17,867)
Purchases	—		—	—	2,130	4,225
Sales	—		(197,659)	(2,698)	(181,444)	—
Transfers into Level 3(2)	—		—	—	—	—
Transfers out of Level 3(3)	—		(155,006)	—	—	—

Balance as of March 31, 2017	$0	*	$267,828	$996,934	$282,167	$356,294

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2017(1)	—		$(6,535)	$6,392	$(15,927)	$(17,867)

	COMMON STOCKS			PREFERRED STOCKS
INVESTMENTS IN SECURITIES (cont’d)	ENERGY	HEALTH CARE	INDUSTRIALS	FINANCIALS	INDUSTRIALS	OTHER ASSETS	TOTAL
Balance as of December 31, 2016	—	$23,028	$6,283	$3	27,917	$7,743	$2,549,002
Accrued premiums/discounts	—	—	—	—	—	—	1,511
Realized gain (loss)	—	—	—	—	—	—	(17,927)
Change in unrealized appreciation (depreciation)(1)	$(7,638)	893	$7,865	1	(7,232)	—	(40,048)
Purchases	66,196	—	—	—	—	—	72,551
Sales	—	—	—	—	—	—	(381,801)
Transfers into Level 3(2)	590,991	—	—	—	—	—	590,991
Transfers out of Level 3(3)	—	—	—	—	—	—	(155,006)

Balance as of March 31, 2017	$649,549	$23,921	$14,148	$4	20,685	7,743	$2,619,273

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2017(1)	$(7,638)	$893	$7,865	$1	(7,232)	—	$(40,048)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

(1)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(2)	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

(3)	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$16,031,205
Gross unrealized depreciation	(4,237,150)

Net unrealized appreciation	$11,794,055

3. Restricted securities

The following Fund investment is restricted as to resale.

Security	Number of Shares	Acquisition Date	Cost	Value at 3/31/17	Value per Share	Percent of Net Assets
Berry Petroleum Co.	84	2/25/17	$840	$1,134	$13.50	0.00%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2017